UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 96.0%
Automobiles & Components — 0.8%
32,800	Autoliv, Inc.	$2,199,240
252,100	Ford Motor Co.	3,148,729
87,000	Johnson Controls, Inc.	2,825,760

		8,173,729

Banks — 3.1%
32,100	Bank of Hawaii Corp.	1,552,035
1	First Horizon National Corp.	10
31,400	M&T Bank Corp.	2,728,032
751,800	New York Community Bancorp, Inc.	10,457,538
477,239	Valley National Bancorp	6,180,245
356,300	Wells Fargo & Co.(a)	12,164,082

		33,081,942

Capital Goods — 8.2%
7,200	Armstrong World Industries, Inc.	351,144
57,600	Caterpillar, Inc.	6,135,552
21,800	Cummins, Inc.	2,616,872
34,500	Deere & Co.	2,791,050
132,500	Eaton Corp.	6,602,475
108,200	Emerson Electric Co.	5,645,876
1,379,150	General Electric Co.(a)	27,679,541
27,200	Harsco Corp.	638,112
76,600	Honeywell International, Inc.	4,676,430
137,700	Lockheed Martin Corp.	12,373,722
58,200	Northrop Grumman Corp.	3,554,856
74,500	Raytheon Co.	3,932,110
61,100	The Boeing Co.	4,544,007
18,900	The Manitowoc Co., Inc.	261,954
6,500	Timken Co.	329,810
56,100	United Technologies Corp.	4,652,934

		86,786,445

Commercial & Professional Services — 1.4%
589,900	Pitney Bowes, Inc.	10,370,442
315,000	R.R. Donnelley & Sons Co.	3,902,850

		14,273,292

Consumer Durables & Apparel — 1.2%
3,400	Deckers Outdoor Corp.*	214,370
4,600	Fossil, Inc.*	607,108
263,900	Leggett & Platt, Inc.	6,072,339
7,500	Lululemon Athletica, Inc.*	560,100
10,000	Polaris Industries, Inc.	721,500
5,800	Under Armour, Inc. Class A*	545,200
26,200	VF Corp.	3,824,676

		12,545,293

Consumer Services — 1.6%
111,800	Carnival Corp.	3,586,544
254,800	H&R Block, Inc.	4,196,556
11,900	Las Vegas Sands Corp.	685,083
90,400	McDonald’s Corp.	8,868,240

		17,336,423

Diversified Financials — 5.9%
83,100	American Express Co.	4,808,166
705,081	Bank of America Corp.	6,747,625
37,000	BlackRock, Inc.	7,581,300
206,930	Citigroup, Inc.	7,563,292

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
40,500	Franklin Resources, Inc.	$5,023,215
30,300	Green Dot Corp. Class A*	803,556
14,800	Greenhill & Co., Inc.	645,872
58,600	Janus Capital Group, Inc.	522,126
468,800	JPMorgan Chase & Co.(a)	21,555,424
119,800	Morgan Stanley	2,352,872
116,700	The Bank of New York Mellon Corp.	2,815,971
55,900	Waddell & Reed Financial, Inc. Class A	1,811,719

		62,231,138

Energy — 10.6%
87,400	Arch Coal, Inc.	936,054
52,500	Baker Hughes, Inc.	2,201,850
104,200	Chesapeake Energy Corp.	2,414,314
154,900	Chevron Corp.(a)(b)	16,611,476
237,900	ConocoPhillips	18,082,779
34,700	Diamond Offshore Drilling, Inc.	2,316,225
331,400	Exxon Mobil Corp.(a)	28,742,322
131,600	Halliburton Co.	4,367,804
38,800	HollyFrontier Corp.	1,247,420
123,400	Marathon Oil Corp.	3,911,780
95,500	Occidental Petroleum Corp.	9,094,465
23,700	Patterson-UTI Energy, Inc.	409,773
65,700	RPC, Inc.	697,077
39,700	SandRidge Energy, Inc.*	310,851
113,500	Schlumberger Ltd.	7,937,055
97,600	Spectra Energy Corp.	3,079,280
12,300	Teekay Corp.	427,425
240,400	The Williams Companies, Inc.	7,406,724
84,800	Valero Energy Corp.	2,185,296
1	WPX Energy, Inc.*	18

		112,379,988

Food & Staples Retailing — 1.2%
37,500	Sysco Corp.	1,119,750
92,600	Walgreen Co.	3,101,174
131,100	Wal-Mart Stores, Inc.	8,023,320

		12,244,244

Food, Beverage & Tobacco — 6.1%
441,600	Altria Group, Inc.	13,632,192
127,800	H.J. Heinz Co.	6,843,690
57,600	Kellogg Co.	3,089,088
167,100	Kraft Foods, Inc. Class A	6,351,471
178,200	PepsiCo, Inc.	11,823,570
22,300	Philip Morris International, Inc.	1,976,003
133,700	Reynolds American, Inc.	5,540,528
208,400	The Coca-Cola Co.(a)	15,423,684

		64,680,226

Health Care Equipment & Services — 1.9%
64,900	Aetna, Inc.	3,255,384
72,400	Baxter International, Inc.	4,328,072
190,400	Medtronic, Inc.	7,461,776
88,700	UnitedHealth Group, Inc.	5,227,978

		20,273,210

Household & Personal Products — 2.4%
255,100	Avon Products, Inc.	4,938,736

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — (continued)
173,300	Kimberly-Clark Corp.	$12,805,137
113,400	The Procter & Gamble Co.(a)	7,621,614

		25,365,487

Insurance — 2.8%
63,400	Aflac, Inc.	2,915,766
18,800	Arthur J. Gallagher & Co.	671,912
18,800	Berkshire Hathaway, Inc. Class B*	1,525,620
251,200	Cincinnati Financial Corp.	8,668,912
53,400	Mercury General Corp.	2,335,716
117,900	MetLife, Inc.	4,403,565
565,900	Old Republic International Corp.	5,970,245
28,600	Protective Life Corp.	847,132
39,800	Prudential Financial, Inc.	2,522,922

		29,861,790

Materials — 3.8%
172,000	E.I. du Pont de Nemours & Co.	9,098,800
153,600	Freeport-McMoRan Copper & Gold, Inc.	5,842,944
65,400	Huntsman Corp.	916,254
151,400	International Paper Co.	5,314,140
10,300	Kronos Worldwide, Inc.	256,882
15,800	LyondellBasell Industries NV Class A	689,670
38,200	Newmont Mining Corp.	1,958,514
4,300	RPM International, Inc.	112,617
232,157	Southern Copper Corp.	7,361,698
239,200	The Dow Chemical Co.	8,285,888

		39,837,407

Media — 3.4%
78,200	CBS Corp. Class B	2,651,762
148,400	Comcast Corp. Class A	4,453,484
153,000	News Corp. Class A	3,012,570
347,700	Regal Entertainment Group Class A	4,728,720
139,100	The Walt Disney Co.	6,089,798
229,200	Thomson Reuters Corp.	6,623,880
42,300	Time Warner Cable, Inc.	3,447,450
132,500	Time Warner, Inc.	5,001,875

		36,009,539

Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
102,100	Abbott Laboratories	6,257,709
79,300	Agilent Technologies, Inc.	3,529,643
247,400	Bristol-Myers Squibb Co.	8,349,750
342,100	Eli Lilly & Co.	13,776,367
243,600	Johnson & Johnson	16,067,856
473,250	Merck & Co., Inc.	18,172,800
952,300	Pfizer, Inc.(a)	21,579,118

		87,733,243

Real Estate — 1.8%
11,200	BRE Properties, Inc. (REIT)	566,160
9,500	Camden Property Trust (REIT)	624,625
1	CBL & Associates Properties, Inc. (REIT)	19
17,600	DDR Corp. (REIT)	256,960

Shares	Description	Value
Common Stocks — (continued)
Real Estate — (continued)
2,200	Essex Property Trust, Inc. (REIT)	$333,322
181,101	Host Hotels & Resorts, Inc. (REIT)	2,973,678
100,227	ProLogis, Inc. (REIT)	3,610,177
8,100	Rayonier, Inc. (REIT)	357,129
11,700	Senior Housing Properties Trust (REIT)	257,985
34,500	Simon Property Group, Inc. (REIT)	5,025,960
10,600	SL Green Realty Corp. (REIT)	822,030
13,200	Taubman Centers, Inc. (REIT)	962,940
21,602	The Macerich Co. (REIT)	1,247,515
60,500	UDR, Inc. (REIT)	1,615,955

		18,654,455

Retailing — 2.7%
30,000	Amazon.com, Inc.*	6,075,300
74,600	American Eagle Outfitters, Inc.	1,282,374
13,100	Foot Locker, Inc.	406,755
227,700	Limited Brands, Inc.	10,929,600
205,500	The Home Depot, Inc.(a)	10,338,705

		29,032,734

Semiconductors & Semiconductor Equipment — 3.6%
206,000	Applied Materials, Inc.	2,562,640
780,800	Intel Corp.(a)	21,948,288
131,800	Intersil Corp. Class A	1,476,160
117,100	Linear Technology Corp.	3,946,270
125,000	Maxim Integrated Products, Inc.	3,573,750
132,800	Microchip Technology, Inc.	4,940,160

		38,447,268

Software & Services — 7.9%
113,300	Activision Blizzard, Inc.	1,452,506
131,400	Automatic Data Processing, Inc.	7,251,966
106,900	CA, Inc.	2,946,164
17,100	Google, Inc. Class A*	10,965,204
81,600	International Business Machines Corp.	17,025,840
728,450	Microsoft Corp.(a)	23,492,513
270,500	Oracle Corp.	7,887,780
269,700	Paychex, Inc.	8,358,003
14,400	Salesforce.com, Inc.*	2,224,944
19,900	TIBCO Software, Inc.*	606,950
9,000	VMware, Inc. Class A*	1,011,330

		83,223,200

Technology Hardware & Equipment — 7.6%
20,000	Acme Packet, Inc.*	550,400
68,600	Apple, Inc.*	41,123,642
473,300	Cisco Systems, Inc.	10,010,295
57,300	Diebold, Inc.	2,207,196
216,200	Hewlett-Packard Co.	5,152,046
183,400	Molex, Inc. Class A	4,300,730
180,900	QUALCOMM, Inc.	12,304,818
14,500	Riverbed Technology, Inc.*	407,160
170,800	Seagate Technology PLC	4,603,060

		80,659,347

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — 4.0%
462,328	AT&T, Inc.(a)	$14,438,504
315,200	CenturyLink, Inc.	12,182,480
1,260,601	Frontier Communications Corp.	5,256,706
891,500	Windstream Corp.	10,439,465

		42,317,155

Transportation — 1.4%
41,800	Union Pacific Corp.	4,492,664
126,300	United Parcel Service, Inc. Class B	10,194,936

		14,687,600

Utilities — 4.3%
152,900	Ameren Corp.	4,981,482
99,500	American Electric Power Co., Inc.	3,838,710
124,900	Dominion Resources, Inc.	6,396,129
311,800	Duke Energy Corp.	6,550,918
198,900	Exelon Corp.	7,798,869
125,600	FirstEnergy Corp.	5,726,104
15,900	National Fuel Gas Co.	765,108
207,300	PPL Corp.	5,858,298
121,300	Public Service Enterprise Group, Inc.	3,712,993

		45,628,611

TOTAL INVESTMENTS — 96.0%		$1,015,463,766

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.0%		42,815,200

NET ASSETS — 100.0%		$1,058,278,966

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for call options written.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	524	June 2012	$36,763,840	$250,451

WRITTEN OPTIONS CONTRACTS — At March 31, 2012, the Fund had the following written options:

	Exercise	Number of	Expiration
Call Options	Rate	Contracts	Month	Value

S&P 500 Index (Premiums Received $11,678,023)	1,410	2,989	June 2012	$(10,312,050)

For the period ended March 31, 2012, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2011	1,837	$7,640,083

Contracts written	2,989	11,678,023
Contracts bought to close	(1,837)	(7,640,083)

Contracts Outstanding March 31, 2012	2,989	$11,678,023

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$971,084,345

Gross unrealized gain	87,450,530
Gross unrealized loss	(43,071,109)

Net unrealized security gain	$44,379,421

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 95.5%
Australia — 8.1%
1,400,948	Alumina Ltd. (Materials)	$1,798,806
46,038	Amcor Ltd. (Materials)	355,054
25,307	Bendigo and Adelaide Bank Ltd.
	(Banks)	203,473
134,395	BHP Billiton Ltd. (Materials)	4,844,894
31,863	Boral Ltd. (Materials)	133,547
19,427	Brambles Ltd. (Commercial & Professional Services)	142,932
2,179	Caltex Australia Ltd. (Energy)	31,353
804	Campbell Brothers Ltd. (Commercial & Professional Services)	56,211
1,225	Cochlear Ltd. (Health Care Equipment & Services)	78,478
17,363	Computershare Ltd. (Software & Services)	162,082
15,658	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	583,078
191,302	Dexus Property Group (REIT)	172,877
532,382	GPT Group (REIT)	1,722,429
97,816	Metcash Ltd. (Food & Staples Retailing)	435,688
36,675	National Australia Bank Ltd. (Banks)	936,244
13,132	Orica Ltd. (Materials)	381,863
3,703	Origin Energy Ltd. (Energy)	51,238
1,418	OZ Minerals Ltd. (Materials)	14,382
154,264	QBE Insurance Group Ltd. (Insurance)	2,263,818
2,943	Sonic Healthcare Ltd. (Health Care Equipment & Services)	38,171
1,115,757	SP AusNet (Utilities)	1,243,034
297,838	TABCORP Holdings Ltd. (Consumer Services)	839,416
7,408	Tatts Group Ltd. (Consumer Services)	18,980
132,799	Telstra Corp. Ltd. (Telecommunication Services)	452,316
225,388	Toll Holdings Ltd. (Transportation)	1,374,575
66,806	Wesfarmers Ltd. (Food & Staples Retailing)	2,080,223
393,393	Westpac Banking Corp. (Banks)	8,929,553
47,604	Woodside Petroleum Ltd. (Energy)	1,720,414

		31,065,129

Austria — 0.1%
12,954	Voestalpine AG (Materials)	436,870

Belgium — 0.9%
5,440	Bekaert SA (Capital Goods)	175,404
49,812	Belgacom SA (Telecommunication Services)	1,602,091
7,851	Delhaize Group SA (Food & Staples Retailing)	412,964
2,621	Mobistar SA (Telecommunication Services)	130,654
863	Solvay SA (Materials)	102,223
5,959	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	257,203
12,778	Umicore SA (Materials)(a)	704,284

		3,384,823

Shares	Description	Value
Common Stocks — (continued)
Bermuda — 0.4%
39,238	Seadrill Ltd. (Energy)	$1,473,386

China — 0.3%
59,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	42,020
1,140,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	1,207,146

		1,249,166

Denmark — 1.0%
12	A.P. Moller — Maersk A/S Class B (Transportation)	92,959
8,184	Carlsberg A/S Class B (Food, Beverage & Tobacco)	678,929
1,778	Coloplast A/S Class B (Health Care Equipment & Services)	308,183
16,789	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,331,315
30,422	TDC A/S (Telecommunication Services)	221,609
7,149	Vestas Wind Systems A/S (Capital Goods)*	72,709

		3,705,704

Finland — 0.9%
3,949	Metso Oyj (Capital Goods)	168,748
311,085	Nokia Oyj (Technology Hardware & Equipment)	1,701,870
86,346	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,707,111

		3,577,729

France — 8.3%
28,713	Alstom SA (Capital Goods)	1,120,708
100,638	AXA SA (Insurance)	1,670,078
18,449	BNP Paribas SA (Banks)	877,622
747	Bouygues SA (Capital Goods)	22,780
16,948	Cap Gemini SA (Software & Services)	758,622
87,006	Carrefour SA (Food & Staples Retailing)	2,085,339
5,229	CNP Assurances (Insurance)	81,614
20,865	Compagnie de Saint-Gobain SA (Capital Goods)	930,933
217,745	France Telecom SA (Telecommunication Services)(a)	3,229,348
2,445	Klepierre (REIT)	84,819
37,680	Lafarge SA (Materials)	1,795,698
2,891	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	497,496
283,458	Natixis (Banks)	1,092,145
33,012	Neopost SA (Technology Hardware & Equipment)(a)	2,124,693
37,631	Peugeot SA (Automobiles & Components)	606,378
9,484	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	735,878

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
23,946	Schneider Electric SA (Capital Goods)	$1,566,568
12,440	Societe Generale SA (Banks)	365,025
190,006	Total SA (Energy)(a)	9,705,426
424	Unibail-Rodamco SE (REIT)	84,824
114,204	Vivendi SA (Telecommunication Services)(a)	2,097,200

		31,533,194

Germany — 8.3%
58,238	BASF SE (Materials)	5,092,302
10,896	Bayerische Motoren Werke AG Preference Shares (Automobiles & Components)	647,189
143,280	Celesio AG (Health Care Equipment & Services)	2,593,161
100,118	Daimler AG (Registered) (Automobiles & Components)	6,037,141
989	Deutsche Boerse AG (Diversified Financials)	66,593
14,929	Deutsche Lufthansa AG (Registered) (Transportation)	208,760
184,773	Deutsche Post AG (Registered) (Transportation)	3,556,683
37,912	Deutsche Telekom AG (Registered) (Telecommunication Services)	456,770
38,756	E.ON AG (Utilities)	928,479
1,911	Hannover Rueckversicherung AG (Registered) (Insurance)	113,550
3,273	MAN SE (Capital Goods)	435,674
12,519	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	1,887,879
18,237	ProSiebenSat.1 Media AG Preference Shares (Media)	468,662
137,126	RWE AG (Utilities)	6,548,334
14,294	RWE AG Preference Shares (Utilities)(a)	628,499
15,781	Siemens AG (Registered) (Capital Goods)	1,591,420
3,432	Wacker Chemie AG (Materials)	302,545

		31,563,641

Hong Kong — 2.8%
230,600	AIA Group Ltd. (Insurance)	846,560
3,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	51,257
826,000	BOC Hong Kong Holdings Ltd. (Banks)	2,279,365
19,000	Cathay Pacific Airways Ltd. (Transportation)	35,211
58,000	Cheung Kong Holdings Ltd. (Real Estate)	750,057
2,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	12,174
102,500	CLP Holdings Ltd. (Utilities)	883,986
67	Esprit Holdings Ltd. (Retailing)	135
52,000	First Pacific Co. Ltd. (Diversified Financials)	57,663

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
60,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	$165,008
27,000	Hang Lung Group Ltd. (Real Estate)	175,174
53,000	Hang Lung Properties Ltd. (Real Estate)	194,788
49,000	Henderson Land Development Co. Ltd. (Real Estate)	270,746
11,391	HKT Trust / HKT Ltd. (Telecommunication Services)*	8,860
77,000	Hong Kong & China Gas Co. Ltd. (Utilities)	197,554
11,100	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	186,817
19,000	Hopewell Holdings Ltd. (Capital Goods)	52,181
152,000	Hutchison Port Holdings Trust Class U (Transportation)	116,279
73,000	Hutchison Whampoa Ltd. (Capital Goods)	730,000
15,000	Kerry Properties Ltd. (Real Estate)	67,820
214,000	Li & Fung Ltd. (Retailing)	489,752
29,500	Lifestyle International Holdings Ltd. (Retailing)	75,152
55,000	MTR Corp. Ltd. (Transportation)	197,047
246,919	New World Development Co. Ltd. (Real Estate)	297,315
57,003	Noble Group Ltd. (Capital Goods)	62,628
34,000	NWS Holdings Ltd. (Capital Goods)	52,217
12,500	Orient Overseas International Ltd. (Transportation)	88,966
46,000	Power Assets Holdings Ltd. (Utilities)	338,187
61,600	Sands China Ltd. (Consumer Services)	240,527
104,000	Shangri-La Asia Ltd. (Consumer Services)	228,166
99,261	Sino Land Co. Ltd. (Real Estate)	159,185
5,000	SJM Holdings Ltd. (Consumer Services)	10,190
39,000	Sun Hung Kai Properties Ltd. (Real Estate)	485,290
23,000	Swire Pacific Ltd. Class A (Real Estate)	257,797
28,350	Swire Properties Ltd. (Real Estate)*	70,459
48,000	The Wharf Holdings Ltd. (Real Estate)	261,739
27,200	Wynn Macau Ltd. (Consumer Services)	79,498
35,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	124,848

		10,600,598

Ireland — 0.1%
28,057	CRH PLC (Materials)	573,778

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Israel — 0.6%
2,431	Bank Hapoalim BM (Banks)	$9,018
72,194	Bank Leumi Le-Israel BM (Banks)	229,600
107,551	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	177,773
240	Delek Group Ltd. (Capital Goods)	47,486
19,685	Israel Chemicals Ltd. (Materials)	227,419
4,640	Mizrahi Tefahot Bank Ltd. (Banks)	42,150
16,552	Partner Communications Co. Ltd. (Telecommunication Services)	127,313
33,037	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,488,647

		2,349,406

Italy — 2.3%
36,132	Atlantia SpA (Transportation)	599,950
86,521	Banca Carige SpA (Banks)	113,614
139,829	Enel SpA (Utilities)	505,535
26,337	Eni SpA (Energy)	617,212
83,368	Fiat SpA (Automobiles & Components)	490,171
517,232	Finmeccanica SpA (Capital Goods)	2,800,440
167,238	Intesa Sanpaolo SpA (Banks)	258,115
971,500	Mediaset SpA (Media)	2,677,848
538,083	Telecom Italia SpA (Telecommunication Services)	528,358
11,300	UniCredit SpA (Banks)	56,588

		8,647,831

Japan — 20.5%
24,500	AEON Credit Service Co. Ltd. (Diversified Financials)	387,732
105,000	Amada Co. Ltd. (Capital Goods)	713,122
23,000	Aozora Bank Ltd. (Banks)	66,871
90,000	Asahi Glass Co. Ltd. (Capital Goods)	771,537
179,400	Casio Computer Co. Ltd. (Consumer Durables & Apparel)*	1,292,998
5,100	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	89,815
45,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	463,093
1,500	Daito Trust Construction Co. Ltd. (Real Estate)	135,454
66,000	Daiwa Securities Group, Inc. (Diversified Financials)	262,989
2,400	East Japan Railway Co. (Transportation)	151,510
10,800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	429,437
600	Fast Retailing Co. Ltd.
	(Retailing)	137,659

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
48,000	Fujitsu Ltd. (Technology Hardware & Equipment)	$254,812
70,000	Furukawa Electric Co. Ltd. (Capital Goods)	187,605
11,000	GS Yuasa Corp. (Capital Goods)	60,822
4,500	Hokkaido Electric Power Co., Inc. (Utilities)	66,183
134,500	Honda Motor Co. Ltd. (Automobiles & Components)	5,180,160
70,200	ITOCHU Corp. (Capital Goods)	769,170
146	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	826,427
97	Jupiter Telecommunications Co. Ltd. (Media)	97,152
32,800	JX Holdings, Inc. (Energy)	204,646
134,000	Kaneka Corp. (Materials)	812,869
62,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	137,823
47,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	611,994
32,400	Komatsu Ltd. (Capital Goods)	931,645
43,400	Kyushu Electric Power Co., Inc. (Utilities)	619,602
4,800	Lawson, Inc. (Food & Staples Retailing)	302,385
28,400	Mitsubishi Corp. (Capital Goods)	664,616
37,000	Mitsubishi Electric Corp. (Capital Goods)	330,395
44,000	Mitsubishi Estate Co. Ltd. (Real Estate)	791,212
56,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	272,868
49,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	248,911
128,300	Mitsui & Co. Ltd. (Capital Goods)	2,117,500
26,000	Mitsui Fudosan Co. Ltd. (Real Estate)	502,084
3,867,200	Mizuho Financial Group, Inc. (Banks)	6,362,592
18,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	376,528
1,100	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	65,630
39,000	NEC Corp. (Technology Hardware & Equipment)*	82,027
4,000	NGK Spark Plug Co. Ltd. (Automobiles & Components)	57,525
7,000	NHK Spring Co. Ltd. (Automobiles & Components)	76,051
1,200	Nintendo Co. Ltd. (Software & Services)	182,262
49	Nippon Building Fund, Inc. (REIT)	466,465
742,000	Nippon Express Co. Ltd. (Transportation)	2,912,534
12,200	Nippon Paper Group, Inc. (Materials)	254,704
572,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	884,460

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
19,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	$888,353
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	1,165,836
257,700	Nissan Motor Co. Ltd. (Automobiles & Components)	2,770,800
40,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	492,140
8,100	Nitto Denko Corp. (Materials)	330,312
31,000	NKSJ Holdings, Inc. (Insurance)	698,407
153,300	Nomura Holdings, Inc. (Diversified Financials)	683,280
8,800	Nomura Research Institute Ltd. (Software & Services)	219,875
323,000	NTN Corp. (Capital Goods)	1,380,140
1,620	NTT DoCoMo, Inc. (Telecommunication Services)	2,694,222
36,400	Oracle Corp. Japan (Software & Services)	1,386,405
676,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	6,642,964
12,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	630,186
31,800	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,564,959
153,000	Sekisui House Ltd. (Consumer Durables & Apparel)	1,510,729
16,200	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	483,075
78,500	Shiseido Co. Ltd. (Household & Personal Products)	1,359,467
49,600	Stanley Electric Co. Ltd. (Automobiles & Components)	794,384
645,000	Sumitomo Chemical Co. Ltd. (Materials)	2,768,473
85,800	Sumitomo Corp. (Capital Goods)	1,247,246
36,600	Sumitomo Electric Industries Ltd. (Capital Goods)	506,792
500,000	Sumitomo Metal Industries Ltd. (Materials)	1,019,966
49,000	Sumitomo Metal Mining Co. Ltd. (Materials)	694,891
54,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,790,588
8,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	194,815
26,700	T&D Holdings, Inc. (Insurance)	311,744
99,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,362,290
171	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	238,892
10,000	The Japan Steel Works Ltd. (Capital Goods)	69,019
99,500	The Kansai Electric Power Co., Inc. (Utilities)	1,542,662
85,600	Tohoku Electric Power Co., Inc. (Utilities)*	979,064
10,300	Tokio Marine Holdings, Inc. (Insurance)	285,116

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	$63,431
170,000	TonenGeneral Sekiyu KK (Energy)	1,572,269
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	401,038
57,000	Toshiba Corp. (Technology Hardware & Equipment)	253,153
14,500	Toyoda Gosei Co. Ltd. (Automobiles & Components)	285,770
9,600	Toyota Industries Corp. (Automobiles & Components)	292,435
17,500	Toyota Motor Corp. (Automobiles & Components)	761,462
2,970	USS Co. Ltd. (Retailing)	302,070

		78,252,596

Luxembourg — 0.2%
44,379	ArcelorMittal (Materials)	849,565

Mexico — 0.3%
46,645	Fresnillo PLC (Materials)	1,196,055

Netherlands — 3.6%
6,205	Akzo Nobel NV (Materials)	366,531
14,678	Corio NV (REIT)	774,400
72,599	Delta Lloyd NV (Insurance)	1,276,733
15,344	Heineken Holding NV (Food, Beverage & Tobacco)	718,471
46,029	Koninklijke DSM NV (Materials)	2,664,646
21,613	Koninklijke KPN NV (Telecommunication Services)	237,819
89,871	Koninklijke Philips Electronics NV (Capital Goods)	1,824,020
1	PostNL NV (Transportation)	6
3,593	Randstad Holding NV (Commercial & Professional Services)	135,746
88,889	Royal Dutch Shell PLC Class A (Energy)	3,114,298
2	Royal Dutch Shell PLC Class A (Energy)	70
54,393	Royal Dutch Shell PLC Class B (Energy)	1,915,580
21,351	Unilever NV CVA (Food, Beverage & Tobacco)	726,455

		13,754,775

New Zealand — 0.1%
182,371	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	362,638

Norway — 0.7%
12,202	DNB ASA (Banks)	156,994
190,532	Gjensidige Forsikring ASA (Insurance)	2,250,197
24,043	Orkla ASA (Capital Goods)	190,317

		2,597,508

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Portugal — 0.2%
487,280	Banco Espirito Santo SA (Registered) (Banks)	$891,475
13,222	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	71,832

		963,307

Singapore — 1.4%
105,000	CapitaLand Ltd. (Real Estate)	260,870
13,000	CapitaMall Trust (REIT)	18,658
19,000	City Developments Ltd. (Real Estate)	171,573
67,000	ComfortDelgro Corp. Ltd. (Transportation)	83,139
52,171	DBS Group Holdings Ltd. (Banks)	589,504
20,000	Fraser and Neave Ltd. (Capital Goods)	106,685
166,000	Genting Singapore PLC (Consumer Services)*	225,244
95,000	Global Logistic Properties Ltd. (Real Estate)*	166,508
183,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	114,351
2,000	Jardine Cycle & Carriage Ltd. (Retailing)	76,942
27,000	Keppel Corp. Ltd. (Capital Goods)	235,974
24,000	Keppel Land Ltd. (Real Estate)	66,400
34,000	Olam International Ltd. (Food & Staples Retailing)	63,894
113,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	803,142
2,000	SembCorp Industries Ltd. (Capital Goods)	8,395
13,000	Singapore Airlines Ltd. (Transportation)	111,485
27,000	Singapore Exchange Ltd. (Diversified Financials)	149,341
77,000	Singapore Press Holdings Ltd. (Media)	240,018
26,000	Singapore Technologies Engineering Ltd. (Capital Goods)	67,243
222,000	Singapore Telecommunications Ltd. (Telecommunication Services)	557,320
57,000	StarHub Ltd. (Telecommunication Services)	140,518
38,000	United Overseas Bank Ltd. (Banks)	554,952
32,000	UOL Group Ltd. (Real Estate)	120,698
62,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	242,767

		5,175,621

Spain — 2.9%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	257,883
257,887	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,055,645
1,006,312	Banco Santander SA (Banks)(a)	7,738,594

Shares	Description	Value
Common Stocks — (continued)
Spain — (continued)
65,352	Indra Sistemas SA (Software & Services)	$801,391
20,730	Zardoya Otis SA (Capital Goods)	268,518

		11,122,031

Sweden — 3.1%
12,388	Atlas Copco AB Class A (Capital Goods)	299,716
6,690	Atlas Copco AB Class B (Capital Goods)	144,205
140,533	Electrolux AB Class B (Consumer Durables & Apparel)	2,970,099
19,331	Hennes & Mauritz AB Class B (Retailing)	698,802
66,720	Industrivarden AB Class C (Diversified Financials)	991,471
5,959	Kinnevik Investment AB Class B (Diversified Financials)	138,637
153,808	Ratos AB Class B (Diversified Financials)	2,135,899
27,556	Sandvik AB (Capital Goods)	397,622
60,133	Scania AB Class B (Capital Goods)	1,250,748
226,362	Securitas AB Class B (Commercial & Professional Services)	2,182,458
17,964	SKF AB Class B (Capital Goods)	438,463
3,379	Swedish Match AB (Food, Beverage & Tobacco)	134,465
15,913	Volvo AB Class B (Capital Goods)	231,810

		12,014,395

Switzerland — 8.5%
140,752	Credit Suisse Group AG (Registered) (Diversified Financials)*	4,011,670
12,671	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	654,891
243,968	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)(b)	15,349,631
74,150	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,104,771
4,243	Partners Group Holding AG (Diversified Financials)	827,769
37,391	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,507,169
119,455	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	978,017

		32,433,918

United Kingdom — 19.9%
31,231	AMEC PLC (Energy)	554,063
16,699	Anglo American PLC (Materials)	625,936

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
23,974	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	$226,183
8,141	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	361,853
1	Aviva PLC (Insurance)	5
497,613	BAE Systems PLC (Capital Goods)	2,388,254
137,999	Balfour Beatty PLC (Capital Goods)	629,186
766,784	Barclays PLC (Banks)	2,889,594
159,938	BHP Billiton PLC (Materials)(a)(b)	4,901,648
263,560	BP PLC ADR (Energy)(a)	11,860,200
27,359	British American Tobacco PLC (Food, Beverage & Tobacco)	1,378,199
74,698	Capita PLC (Commercial & Professional Services)	876,090
14,057	Centrica PLC (Utilities)	71,164
34,431	Eurasian Natural Resources Corp. PLC (Materials)	327,051
144,953	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	6,509,839
20,127	Hammerson PLC (REIT)	133,856
628,335	HSBC Holdings PLC (Banks)(a)	5,581,007
180,356	ICAP PLC (Diversified Financials)	1,133,483
87,959	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	3,568,124
1,043,924	J Sainsbury PLC (Food & Staples Retailing)	5,195,143
7,484	Kazakhmys PLC (Materials)	108,957
47,732	Land Securities Group PLC (REIT)	551,720
1,709,079	Man Group PLC (Diversified Financials)	3,690,919
31,220	Marks & Spencer Group PLC (Retailing)	189,205
40,870	National Grid PLC (Utilities)	411,923
2,206	Reckitt Benckiser Group PLC (Household & Personal Products)	124,811
178,014	Reed Elsevier PLC (Media)	1,577,908
181,673	Resolution Ltd. (Insurance)	759,010
74,584	Rexam PLC (Materials)	510,805
57,593	Rio Tinto PLC (Materials)(a)	3,192,219
1,528,094	RSA Insurance Group PLC (Insurance)	2,557,347
26,767	Scottish & Southern Energy PLC (Utilities)	569,207
58,875	Segro PLC (REIT)	221,208
54,210	Standard Chartered PLC (Banks)	1,353,714
121,791	Standard Life PLC (Insurance)	447,613
683,544	TUI Travel PLC (Consumer Services)	2,145,676
178,856	United Utilities Group PLC (Utilities)	1,721,017
3,233	Vedanta Resources PLC (Materials)	63,621
233,944	Vodafone Group PLC ADR (Telecommunication Services)	$6,473,230

		75,880,988

TOTAL INVESTMENTS — 95.5%		$364,764,652

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.5%		17,199,827

NET ASSETS — 100.0%		$381,964,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is held as collateral for call options written.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

EURO STOXX 50 Index	169	June 2012	$5,429,773	$(169,655)
FTSE 100 Index	28	June 2012	2,566,014	(67,161)
TSE TOPIX Index	24	June 2012	2,484,958	29,233

TOTAL				$(207,583)

WRITTEN OPTIONS CONTRACTS — At March 31, 2012, the Fund had the following written options:

	Exercise	Number of	Expiration
Call Options	Rate	Contracts	Month	Value

EURO STOXX 50 Index	EUR 2,650	3,115	June 2012	$(515,155)
FTSE 100 Index	GBP 6,000	508	June 2012	(390,022)
Nikkei-225 Stock Average	JPY 10,000	280	June 2012	(1,217,833)

Total (Premiums Received $3,992,654)		3,903		$(2,123,010)

For the period ended March 31, 2012, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2011	1,599	$3,089,731

Contracts written	3,903	3,992,654
Contracts bought to close	(1,599)	(3,089,731)

Contracts Outstanding March 31, 2012	3,903	$3,992,654

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$385,066,851

Gross unrealized gain	14,648,647
Gross unrealized loss	(34,950,846)

Net unrealized security loss	$(20,302,199)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Automobiles & Components — 0.3%
7,351	Federal-Mogul Corp.*	$126,511
10,920	General Motors Co.*	280,098
2,661	Thor Industries, Inc.	83,981
8,012	TRW Automotive Holdings Corp.*	372,157

		862,747

Banks — 2.8%
16,209	BankUnited, Inc.	405,225
2,484	City National Corp.	130,335
13,162	First Niagara Financial Group, Inc.	129,514
4,897	Iberiabank Corp.	261,843
64,843	International Bancshares Corp.	1,371,429
34,759	KeyCorp	295,452
6,827	M&T Bank Corp.	593,130
37,016	PNC Financial Services Group, Inc.	2,387,162
12,688	Prosperity Bancshares, Inc.	581,110
27,496	SunTrust Banks, Inc.	664,578
20,385	Umpqua Holdings Corp.	276,421
49,578	Wells Fargo & Co.	1,692,593
6,270	Wintrust Financial Corp.	224,403

		9,013,195

Capital Goods — 5.6%
5,309	3M Co.	473,616
4,037	Aerovironment, Inc.*	108,232
8,871	AGCO Corp.*	418,800
1,876	Alliant Techsystems, Inc.	94,025
24,010	Applied Industrial Technologies, Inc.	987,531
39,650	Astec Industries, Inc.*	1,446,432
29,214	Beacon Roofing Supply, Inc.*	752,553
15,170	Cubic Corp.	717,238
14,448	Danaher Corp.	809,088
1,827	Esterline Technologies Corp.*	130,557
29,669	General Cable Corp.*	862,775
16,560	General Electric Co.	332,359
4,422	Goodrich Corp.	554,696
6,350	Harsco Corp.	148,971
11,467	Honeywell International, Inc.	700,060
23,391	Illinois Tool Works, Inc.	1,336,094
3,679	Ingersoll-Rand PLC	152,127
1	John Bean Technologies Corp.	16
30,253	Lydall, Inc.*	308,278
25,696	Miller Industries, Inc.	434,776
8,373	Moog, Inc. Class A*	359,118
19,275	MSC Industrial Direct Co., Inc. Class A	1,605,222
17,776	Northrop Grumman Corp.	1,085,758
6,977	Oshkosh Corp.*	161,657
3,787	RSC Holdings, Inc.*	85,548
54	Seaboard Corp.*	105,354
18,029	United Technologies Corp.	1,495,325
33,822	Watsco, Inc.	2,504,181

		18,170,387

Commercial & Professional Services — 0.4%
19,548	Copart, Inc.*	509,617
9,970	Manpower, Inc.	472,279

Shares	Description	Value
Common Stocks — (continued)
Commercial & Professional Services — (continued)
12,835	The Geo Group, Inc.*	$243,993

		1,225,889

Consumer Durables & Apparel — 1.4%
5,734	American Greetings Corp. Class A(a)	87,960
3,725	Blyth, Inc.	278,742
8,337	Columbia Sportswear Co.	395,591
19,831	Leggett & Platt, Inc.	456,311
1,034	Polaris Industries, Inc.	74,603
40,438	Tempur-Pedic International, Inc.*	3,414,180

		4,707,387

Consumer Services — 1.3%
5,291	Apollo Group, Inc. Class A*	204,444
19,782	Carnival Corp.	634,607
9,486	Coinstar, Inc.*	602,835
2,979	ITT Educational Services, Inc.*(a)	197,031
5,507	Marriott Vacations Worldwide Corp.*	157,005
20,449	Papa John’s International, Inc.*	770,109
25,885	Regis Corp.	477,060
20,872	Texas Roadhouse, Inc.	347,310
5,935	Wynn Resorts Ltd.	741,163

		4,131,564

Diversified Financials — 5.9%
57,329	Advance America, Cash Advance Centers, Inc.	601,381
79,953	Bank of America Corp.	765,150
15,901	Capital One Financial Corp.	886,322
16,398	Cash America International, Inc.	785,956
150,841	Citigroup, Inc.	5,513,238
16,846	Discover Financial Services	561,646
9,055	Eaton Vance Corp.	258,792
14,461	Franklin Resources, Inc.	1,793,598
5,056	Greenhill & Co., Inc.	220,644
72,314	JPMorgan Chase & Co.	3,324,998
3,872	Legg Mason, Inc.	108,145
40,889	Morgan Stanley	803,060
32,845	PHH Corp.*	508,112
10,453	Raymond James Financial, Inc.	381,848
13,589	SEI Investments Co.	281,156
100,161	The Bank of New York Mellon Corp.	2,416,885

		19,210,931

Energy — 12.9%
1,588	Apache Corp.	159,499
6,268	Basic Energy Services, Inc.*	108,750
66,844	Chevron Corp.	7,168,350
81,049	ConocoPhillips	6,160,534
14,409	Contango Oil & Gas Co.*	848,834
57,288	CVR Energy, Inc.*	1,532,454
10,596	Delek US Holdings, Inc.	164,344
26,625	Devon Energy Corp.	1,893,570
36,624	Exterran Holdings, Inc.*	483,071
129,101	Exxon Mobil Corp.	11,196,930
23,028	Hess Corp.	1,357,501
25,690	HollyFrontier Corp.	825,933
30,496	Marathon Petroleum Corp.	1,322,306
15,183	Murphy Oil Corp.	854,347

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
20,079	Oasis Petroleum, Inc.*	$619,036
1,526	Rosetta Resources, Inc.*	74,408
3,890	SemGroup Corp. Class A*	113,355
9,388	Southwestern Energy Co.*	287,273
14,868	Targa Resources Corp.	675,751
160,176	Valero Energy Corp.	4,127,735
110,936	Western Refining, Inc.	2,087,815

		42,061,796

Food & Staples Retailing — 1.3%
44,471	SUPERVALU, Inc.(a)	253,929
121,559	Walgreen Co.	4,071,011

		4,324,940

Food, Beverage & Tobacco — 8.5%
145,647	Archer-Daniels-Midland Co.	4,611,184
3,553	Brown-Forman Corp. Class B	296,285
64,439	Bunge Ltd.	4,410,205
9,204	ConAgra Foods, Inc.	241,697
38,185	Dean Foods Co.*	462,420
9,438	Dole Food Co., Inc.*(a)	94,191
14,045	Fresh Del Monte Produce, Inc.	320,788
5,166	Hormel Foods Corp.	152,500
25,919	Lancaster Colony Corp.	1,722,577
34,170	Lorillard, Inc.	4,424,332
42,559	Molson Coors Brewing Co. Class B	1,925,795
83,548	Pilgrim’s Pride Corp.*	623,268
19,561	Reynolds American, Inc.	810,608
4,743	Smithfield Foods, Inc.*	104,488
14,453	The Boston Beer Co., Inc. Class A*(a)	1,543,436
40,443	The Coca-Cola Co.	2,993,186
4,439	The Hershey Co.	272,244
121,131	Tyson Foods, Inc. Class A	2,319,659
11,275	Universal Corp.	525,415

		27,854,278

Health Care Equipment & Services — 4.1%
22,989	Align Technology, Inc.*	633,347
1,970	Becton, Dickinson and Co.	152,970
114,032	Boston Scientific Corp.*	681,911
1,982	Chemed Corp.	124,232
42,290	DENTSPLY International, Inc.	1,697,098
9,297	Hologic, Inc.*	200,350
50,122	Humana, Inc.	4,635,283
10,832	Lincare Holdings, Inc.	280,332
18,264	Magellan Health Services, Inc.*	891,466
24,891	Masimo Corp.*	581,952
8,668	McKesson Corp.	760,790
59,825	Molina Healthcare, Inc.*	2,011,915
4,686	Quest Diagnostics, Inc.	286,549
4,797	Varian Medical Systems, Inc.*	330,801

		13,268,996

Household & Personal Products — 2.5%
8,991	Colgate-Palmolive Co.	879,140
1,907	The Clorox Co.	131,106
108,548	The Procter & Gamble Co.	7,295,511

		8,305,757

Shares	Description	Value
Common Stocks — (continued)
Insurance — 4.0%
17,755	American Financial Group, Inc.	$684,988
87,074	Berkshire Hathaway, Inc. Class B*	7,066,055
29,314	CNO Financial Group, Inc.*	228,063
36,403	Loews Corp.	1,451,388
12,012	MetLife, Inc.	448,648
70,966	Primerica, Inc.	1,789,053
3,060	Protective Life Corp.	90,637
8,704	Reinsurance Group of America, Inc.	517,627
35,771	Symetra Financial Corp.	412,440
2,505	The Travelers Companies, Inc.	148,296
10,305	Unum Group	252,266

		13,089,461

Materials — 2.0%
26,428	AbitibiBowater, Inc.*(a)	377,392
2,092	Compass Minerals International, Inc.	150,080
24,689	Freeport-McMoRan Copper & Gold, Inc.	939,170
4,409	Intrepid Potash, Inc.*	107,271
80,124	Kraton Performance Polymers, Inc.*	2,128,895
3,252	LSB Industries, Inc.*	126,568
5,839	Newmont Mining Corp.	299,365
5,678	OM Group, Inc.*	156,202
1,716	Royal Gold, Inc.	111,917
6,088	Silgan Holdings, Inc.	269,090
14,199	The Dow Chemical Co.	491,853
12,133	The Scotts Miracle-Gro Co. Class A	657,123
43,088	Titanium Metals Corp.	584,273

		6,399,199

Media — 2.3%
10,919	Arbitron, Inc.	403,785
18,205	Cablevision Systems Corp. Class A	267,249
99,940	DIRECTV Class A*	4,931,040
51,434	Regal Entertainment Group Class A(a)	699,502
6,404	Scholastic Corp.	225,933
22,746	Time Warner, Inc.	858,662

		7,386,171

Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
10,165	Amgen, Inc.	691,118
29,869	Biogen Idec, Inc.*	3,762,598
2,790	Bristol-Myers Squibb Co.	94,162
9,292	Celgene Corp.*	720,316
7,556	Charles River Laboratories International, Inc.*	272,696
7,242	Covance, Inc.*	344,936
12,235	Cubist Pharmaceuticals, Inc.*	529,164
123,649	Eli Lilly & Co.	4,979,345
10,674	Forest Laboratories, Inc.*	370,281
38,255	Gilead Sciences, Inc.*	1,868,757
33,461	Jazz Pharmaceuticals PLC*	1,621,855
108,389	Merck & Co., Inc.	4,162,138
7,325	United Therapeutics Corp.*	345,227

		19,762,593

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate — 2.9%
10,405	Altisource Portfolio Solutions SA*	$630,959
4,582	American Tower Corp. (REIT)	288,758
27,310	Annaly Capital Management, Inc. (REIT)	432,044
6,591	Boston Properties, Inc. (REIT)	691,989
28,955	DuPont Fabros Technology, Inc. (REIT)	707,950
6,828	Invesco Mortgage Capital, Inc. (REIT)	120,514
12,358	Jones Lang LaSalle, Inc.	1,029,545
3,698	Potlatch Corp. (REIT)	115,895
2,883	ProLogis, Inc. (REIT)	103,846
9,341	Public Storage (REIT)	1,290,646
10,546	Rayonier, Inc. (REIT)	464,973
25,486	Simon Property Group, Inc. (REIT)	3,712,801
1	Vornado Realty Trust (REIT)	84

		9,590,004

Retailing — 4.4%
10,838	Amazon.com, Inc.*	2,194,803
49,066	Best Buy Co., Inc.	1,161,883
6,415	Dillard’s, Inc. Class A	404,273
37,336	Express, Inc.*	932,653
42,058	Family Dollar Stores, Inc.	2,661,430
34,622	Francesca’s Holdings Corp.*	1,094,401
9,100	Fred’s, Inc. Class A	132,951
14,364	Group 1 Automotive, Inc.	806,826
39,718	HOT Topic, Inc.	403,138
5,255	J.C. Penney Co., Inc.	186,185
6,896	Kohl’s Corp.	345,007
11,397	Lowe’s Companies, Inc.	357,638
9,145	Lumber Liquidators Holdings, Inc.*	229,631
1,881	Netflix, Inc.*	216,390
5,564	Rue21, Inc.*	163,248
103,401	Saks, Inc.*(a)	1,200,486
6,887	Select Comfort Corp.*	223,070
18,472	The Buckle, Inc.(a)	884,809
8,937	The Finish Line, Inc. Class A	189,643
20,588	Zumiez, Inc.*	743,433

		14,531,898

Semiconductors & Semiconductor Equipment — 1.3%
14,528	Altera Corp.	578,505
55,188	Applied Materials, Inc.	686,539
64,337	Broadcom Corp. Class A*	2,528,444
46,505	Lattice Semiconductor Corp.*	299,027
15,885	Micrel, Inc.	162,980
24,396	Silicon Image, Inc.*	143,449

		4,398,944

Software & Services — 11.6%
67,143	Activision Blizzard, Inc.	860,773
15,966	Acxiom Corp.*	234,381
19,068	Adobe Systems, Inc.*	654,223
35,095	Amdocs Ltd.*	1,108,300
1	AOL, Inc.*	19
5,933	Aspen Technology, Inc.*	121,804
2,841	Autodesk, Inc.*	120,231
6,555	BMC Software, Inc.*	263,249

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
7,362	CA, Inc.	$202,897
21,671	Cadence Design Systems, Inc.*	256,585
2,942	Cardtronics, Inc.*	77,227
9,641	CommVault Systems, Inc.*	478,579
13,432	Computer Sciences Corp.	402,154
5,073	Google, Inc. Class A*	3,253,011
8,612	International Business Machines Corp.	1,796,894
77,382	Intuit, Inc.	4,652,980
8,899	Lender Processing Services, Inc.	231,374
11,283	Mantech International Corp. Class A	388,812
1,241	Mastercard, Inc. Class A	521,890
283,842	Microsoft Corp.(b)	9,153,904
149,260	Oracle Corp.	4,352,422
2,876	QLIK Technologies, Inc.*	92,032
21,958	Quest Software, Inc.*	510,963
11,655	RealNetworks, Inc.	115,851
15,325	Sapient Corp.	190,796
9,523	SS&C Technologies Holdings, Inc.*	222,172
85,156	Symantec Corp.*	1,592,417
29,952	Synopsys, Inc.*	918,328
7,659	TeleTech Holdings, Inc.*	123,310
25,344	VeriSign, Inc.	971,689
19,991	Visa, Inc. Class A	2,358,938
13,646	VMware, Inc. Class A*	1,533,401

		37,761,606

Technology Hardware & Equipment — 9.9%
18,634	Apple, Inc.*	11,170,524
8,880	Cisco Systems, Inc.	187,812
146,077	Dell, Inc.*	2,424,878
9,199	Dolby Laboratories, Inc. Class A*	350,114
31,644	EchoStar Corp. Class A*	890,462
12,412	Electronics for Imaging, Inc.*	206,288
12,236	EMC Corp.*	365,612
11,161	Emulex Corp.*	115,851
48,670	Hewlett-Packard Co.	1,159,806
38,930	Ingram Micro, Inc. Class A*	722,541
14,639	Juniper Networks, Inc.*	334,940
1	Motorola Solutions, Inc.	51
24,760	National Instruments Corp.	706,155
69,020	NetApp, Inc.*	3,090,025
31,630	QLogic Corp.*	561,749
33,083	QUALCOMM, Inc.	2,250,306
22,691	Riverbed Technology, Inc.*	637,163
46,074	Seagate Technology PLC	1,241,694
29,274	Silicon Graphics International Corp.*(a)	283,372
160,228	Vishay Intertechnology, Inc.*	1,948,373
1	Vishay Precision Group, Inc.*	15
80,746	Western Digital Corp.*	3,342,077
18,902	Xyratex Ltd.	300,731

		32,290,539

Telecommunication Services — 2.1%
191,360	AT&T, Inc.(b)	5,976,173
1	Frontier Communications Corp.	4
23,416	Telephone & Data Systems, Inc.	542,081
21,711	USA Mobility, Inc.	302,434

		6,820,692

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — 2.4%
16,458	Allegiant Travel Co.*	$896,961
7,030	C.H. Robinson Worldwide, Inc.	460,395
2,506	Expeditors International of Washington, Inc.	116,554
67,516	Heartland Express, Inc.	976,281
18,782	JetBlue Airways Corp.*	91,844
61,416	SkyWest, Inc.	678,647
33,267	United Parcel Service, Inc. Class B	2,685,312
72,413	Werner Enterprises, Inc.	1,800,187

		7,706,181

Utilities — 2.3%
61,160	Ameren Corp.	1,992,593
14,448	Consolidated Edison, Inc.	844,052
48,240	Duke Energy Corp.	1,013,522
29,704	El Paso Electric Co.	965,083
14,359	Entergy Corp.	964,925
7,401	PG&E Corp.	321,277
21,675	Portland General Electric Co.	541,442
18,446	The Southern Co.	828,779

		7,471,673

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$320,346,828

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 1.4%
Goldman Sachs Financial Square Money Market Fund — FST Shares
4,467,700	0.201%	$4,467,700

TOTAL INVESTMENTS — 99.6%		$324,814,528

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,328,347

NET ASSETS — 100.0%		$326,142,875

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(d) Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell 2000 Mini Index	4	June 2012	$331,080	$(4,846)
S&P 500 E-mini Index	57	June 2012	3,999,120	546

TOTAL				$(4,300)

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$297,167,630

Gross unrealized gain	33,975,049
Gross unrealized loss	(6,328,151)

Net unrealized security gain	$27,646,898

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Australia — 8.1%
34,067	Alumina Ltd. (Materials)	$43,742
15,719	Amcor Ltd. (Materials)	121,228
7,412	Aston Resources Ltd.
	(Materials)*	74,327
12,326	Austal Ltd. (Capital Goods)	24,035
25,873	Australia & New Zealand Banking Group Ltd. (Banks)	624,167
43,063	Beach Energy Ltd. (Energy)	65,611
4,458	BHP Billiton Ltd. (Materials)	160,709
16,271	Brambles Ltd. (Commercial & Professional Services)	119,712
3,295	Brickworks Ltd. (Materials)	36,757
20,060	Charter Hall Office REIT (REIT)	64,190
9,853	Charter Hall Retail REIT (REIT)	32,287
44,744	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	578,070
1,828	Cochlear Ltd. (Health Care Equipment & Services)	117,108
58,106	Commonwealth Bank of Australia (Banks)	3,015,300
4,234	Crown Ltd. (Consumer Services)	38,209
85,100	CSR Ltd. (Capital Goods)	158,927
307,796	Dexus Property Group (REIT)	278,152
40,002	DuluxGroup Ltd. (Materials)	123,756
61,270	Emeco Holdings Ltd. (Capital Goods)	68,672
164,738	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	116,842
135,521	GPT Group (REIT)	438,454
2,401	Iluka Resources Ltd. (Materials)	44,524
44,365	Linc Energy Ltd. (Energy)*	52,918
2,565	Monadelphous Group Ltd. (Capital Goods)	63,654
19,831	National Australia Bank Ltd. (Banks)	506,248
42,538	New Hope Corp. Ltd. (Energy)	232,879
9,643	Newcrest Mining Ltd. (Materials)	296,587
22,495	NIB Holdings Ltd. (Insurance)	34,667
77,164	OneSteel Ltd. (Materials)	99,682
74,219	OZ Minerals Ltd. (Materials)	752,779
28,527	Ramelius Resources Ltd. (Materials)*	25,261
1,075	Ramsay Health Care Ltd. (Health Care Equipment & Services)	21,784
11,690	RCR Tomlinson Ltd. (Capital Goods)	26,088
18,020	Rio Tinto Ltd. (Materials)	1,222,391
18,199	Suncorp Group Ltd. (Insurance)	158,732
181,291	TABCORP Holdings Ltd. (Consumer Services)	510,944
176,933	Telstra Corp. Ltd. (Telecommunication Services)	602,638
31,241	Ten Network Holdings Ltd. (Media)	26,137
64,464	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	274,618
13,337	Wesfarmers Ltd. (Food & Staples Retailing)	415,291

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
5,600	Westpac Banking Corp. (Banks)	$127,113
4,914	Woodside Petroleum Ltd. (Energy)	177,593

		11,972,783

Austria — 0.1%
5,996	Oesterreichische Post AG (Transportation)	208,713

Belgium — 0.8%
296	Ackermans & van Haaren NV (Diversified Financials)	25,074
1,046	Befimmo SCA Sicafi (REIT)	69,514
15,013	Delhaize Group SA (Food & Staples Retailing)	789,687
7,216	KBC Groep NV (Banks)	181,491
593	Kinepolis Group NV (Media)	55,370
385	Sofina SA (Diversified Financials)	30,432
886	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	38,242

		1,189,810

Bermuda — 0.2%
67,212	Aquarius Platinum Ltd. (Materials)	156,277
11,267	Lancashire Holdings Ltd. (Insurance)	141,544

		297,821

China — 0.3%
285,000	Evergrande Real Estate Group Ltd. (Real Estate)	152,702
174,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	123,923
293,500	Soho China Ltd. (Real Estate)	213,101

		489,726

Denmark — 1.0%
18	A.P. Moller — Maersk A/S Class A (Transportation)	132,856
61	A.P. Moller — Maersk A/S Class B (Transportation)	472,544
17,062	Christian Hansen Holding A/S (Materials)	442,848
8,020	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)(a)	161,194
1,665	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	231,201

		1,440,643

Finland — 1.0%
25,433	Kemira Oyj (Materials)(a)	337,362
6,127	Metso Oyj (Capital Goods)(a)	261,818
134,603	Nokia Oyj (Technology Hardware & Equipment)	736,380
2,077	Outotec Oyj (Capital Goods)	105,335

		1,440,895

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — 8.5%
21,529	Alcatel-Lucent (Technology Hardware & Equipment)*	$49,078
178	Altarea (REIT)	28,605
4,562	Arkema SA (Materials)	425,448
49,485	AXA SA (Insurance)	821,199
44,910	BNP Paribas SA (Banks)	2,136,378
13,071	Compagnie de Saint-Gobain (Capital Goods)	583,188
626	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	46,634
10,269	Credit Agricole SA (Banks)	63,941
4,294	Danone (Food, Beverage & Tobacco)	299,531
703	Esso S.A.F. (Energy)	68,974
72,582	France Telecom SA (Telecommunication Services)	1,076,454
940	Hermes International (Consumer Durables & Apparel)	316,695
4,968	Mercialys SA (REIT)	175,781
4,026	Publicis Groupe SA (Media)	221,952
1,703	Remy Cointreau SA (Food, Beverage & Tobacco)	173,038
2,667	Schneider Electric SA (Capital Goods)	174,477
931	Societe Generale SA (Banks)	27,318
4,163	Sodexo (Consumer Services)	341,799
65,281	Total SA (Energy)	3,334,526
230	Unibail-Rodamco SE (REIT)	46,013
3,246	Valeo SA (Automobiles & Components)	170,319
27,104	Veolia Environnement SA
	(Utilities)	449,091
82,807	Vivendi SA (Telecommunication Services)	1,520,637

		12,551,076

Germany — 8.5%
4,848	Aurubis AG (Materials)	256,187
22,957	BASF SE (Materials)	2,007,349
4,397	Bayerische Motoren Werke AG (Automobiles & Components)	395,538
4,361	Bilfinger Berger SE (Capital Goods)	409,072
4,727	Carl Zeiss Meditec AG (Health Care Equipment & Services)	114,749
1,542	Cewe Color Holding AG (Commercial & Professional Services)	64,695
12,207	Daimler AG (Registered) (Automobiles & Components)(a)	736,085
10,821	Deutsche Bank AG (Registered) (Diversified Financials)	538,768
107,228	Deutsche Post AG (Registered) (Transportation)	2,064,024
74,110	Deutsche Telekom AG (Registered) (Telecommunication Services)	892,890
1,930	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	216,178
56,360	E.ON AG (Utilities)	1,350,219

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
905	Gerry Weber International AG (Consumer Durables & Apparel)	$34,725
9,061	Hannover Rueckversicherung AG (Registered) (Insurance)	538,397
2,137	Hugo Boss AG Preference Shares (Consumer Durables & Apparel)	246,065
6,087	Lanxess AG (Materials)	502,745
5,061	ProSiebenSat.1 Media AG Preference Shares (Media)	130,060
437	Sartorius AG Preference Shares (Health Care Equipment & Services)	27,691
18,613	United Internet AG (Registered) (Software & Services)	350,807
3,330	Volkswagen AG (Automobiles & Components)	536,916
7,019	Volkswagen AG Preference Shares (Automobiles & Components)	1,234,383

		12,647,543

Greece — 0.0%
2,940	Coca Cola Hellenic Bottling Co. SA (Food, Beverage & Tobacco)*	56,267

Hong Kong — 2.6%
115,800	AIA Group Ltd. (Insurance)	425,116
109,500	BOC Hong Kong Holdings Ltd. (Banks)	302,168
115,000	Champion REIT (REIT)	48,781
37,500	CLP Holdings Ltd. (Utilities)	323,410
26,000	Dickson Concepts International Ltd. (Retailing)	14,322
44,882	Esprit Holdings Ltd. (Retailing)	90,632
30,000	First Pacific Co. Ltd. (Diversified Financials)	33,267
2,000	Guoco Group Ltd. (Diversified Financials)	17,449
17,800	Hang Seng Bank Ltd. (Banks)	236,831
3,900	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	65,638
60,000	Hutchison Port Holdings Trust Class U (Transportation)	45,899
42,000	Hutchison Whampoa Ltd. (Capital Goods)	420,000
4,000	Li & Fung Ltd. (Retailing)	9,154
22,800	MGM China Holdings Ltd. (Consumer Services)	41,621
108,798	Noble Group Ltd. (Capital Goods)	119,534
12,000	Orient Overseas International Ltd. (Transportation)	85,408
19,500	Power Assets Holdings Ltd. (Utilities)	143,362
2,400	Sands China Ltd. (Consumer Services)	9,371
84,000	SJM Holdings Ltd. (Consumer Services)	171,196
10,000	Sun Hung Kai Properties Ltd. (Real Estate)	124,433

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
48,500	Swire Pacific Ltd. Class A (Real Estate)	$543,615
65,000	Wheelock & Co. Ltd. (Real Estate)	196,601
84,400	Wynn Macau Ltd. (Consumer Services)	246,678
12,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	42,202
55,000	Yuexiu Real Estate Investment (REIT)	28,552

		3,785,240

Ireland — 0.5%
3,301	CRH PLC (Materials)	67,631
11,412	Kerry Group PLC Class A (Food, Beverage & Tobacco)	527,738
6,097	WPP PLC (Media)	83,365

		678,734

Israel — 0.6%
2,955	Bank Hapoalim BM (Banks)	10,961
29,349	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	48,512
1,275	Elbit Systems Ltd. (Capital Goods)	49,803
153	Israel Chemicals Ltd. (Materials)	1,768
33,598	Israel Discount Bank Ltd. Class A (Banks)*	44,783
6,860	Mizrahi Tefahot Bank Ltd. (Banks)	62,317
517	NICE Systems Ltd. ADR (Software & Services)*	20,318
13,937	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	628,001
92	The Israel Corp. Ltd. (Materials)	62,842

		929,305

Italy — 2.4%
48,511	Banca Carige SpA (Banks)	63,701
15,839	Banca Popolare di Sondrio Scarl (Banks)(a)	116,201
24,600	Benetton Group SpA (Consumer Durables & Apparel)	148,715
5,613	De’Longhi SpA (Consumer Durables & Apparel)	69,400
405,922	Enel SpA (Utilities)	1,467,564
34,354	Eni SpA (Energy)	805,092
2,091	Exor SpA (Diversified Financials)	52,794
1,467	Exor SpA Preference Shares (Diversified Financials)	30,320
176,564	Parmalat SpA (Food, Beverage & Tobacco)	441,020
25,896	Pirelli & C SpA (Automobiles & Components)	308,089

		3,502,896

Japan — 21.0%
9,000	Aichi Steel Corp. (Materials)	46,757

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,400	Aida Engineering Ltd. (Capital Goods)	$13,899
41,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	515,662
23,700	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	210,867
21,000	Amada Co. Ltd. (Capital Goods)	142,624
4,600	AOKI Holdings, Inc. (Retailing)	86,735
2,300	Aoyama Trading Co. Ltd. (Retailing)	48,932
3,100	Arc Land Sakamoto Co. Ltd. (Retailing)	58,813
48,000	Asahi Glass Co. Ltd. (Capital Goods)	411,486
1,100	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	24,445
81,000	Asahi Kasei Corp. (Materials)	502,771
29,000	Bando Chemical Industries Ltd. (Capital Goods)	108,602
1,200	Bank of the Ryukyus Ltd. (Banks)	16,336
4,000	Century Tokyo Leasing Corp. (Diversified Financials)	81,223
7,000	Chino Corp. (Technology Hardware & Equipment)	19,828
10,500	Chubu Electric Power Co., Inc. (Utilities)	189,796
22,000	Daido Steel Co. Ltd. (Materials)	153,548
12,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	221,407
10,000	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	106,443
2,400	Daito Electron Co. Ltd. (Technology Hardware & Equipment)	12,806
20,200	Daito Trust Construction Co. Ltd. (Real Estate)	1,824,111
3,000	Daiwa Securities Group, Inc. (Diversified Financials)	11,954
4,300	DCM Holdings Co. Ltd. (Retailing)	34,155
30,000	Denki Kagaku Kogyo KK (Materials)	121,045
3,600	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	47,424
7	Dr. Ci:Labo Co. Ltd. (Household & Personal Products)	32,337
1,800	DTS Corp. (Software & Services)	23,621
4,700	EDION Corp. (Retailing)	33,103
2,400	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	95,431
3,000	ESPEC Corp. (Technology Hardware & Equipment)	28,263
243	Faith, Inc. (Software & Services)	29,463
11,000	FIDEA Holdings Co. Ltd. (Banks)	29,846
85,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	694,206

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
39,100	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	$925,535
30,000	Fujitsu Ltd. (Technology Hardware & Equipment)	159,258
5,000	Fukuda Corp. (Capital Goods)	18,115
1,200	Hamakyorex Co. Ltd. (Transportation)	41,633
2,400	Hokkaido Electric Power Co., Inc. (Utilities)	35,298
5,000	Hokkan Holdings Ltd. (Materials)	14,676
3,000	Hokuriku Electric Power Co. (Utilities)	54,329
3,000	Hosokawa Micron Corp. (Capital Goods)	17,785
2,900	IBJ Leasing Co. Ltd. (Diversified Financials)	75,738
1,800	Idemitsu Kosan Co. Ltd. (Energy)	180,112
8,700	Inabata & Co. Ltd. (Capital Goods)	60,598
1,500	Information Services International-Dentsu Ltd. (Software & Services)	12,117
31	Inpex Corp. (Energy)	210,785
2,200	IT Holdings Corp. (Software & Services)	25,885
8,900	ITC Networks Corp. (Technology Hardware & Equipment)	56,272
1,300	ITOCHU-SHOKUHIN Co. Ltd. (Food & Staples Retailing)	48,122
15,000	Juki Corp. (Capital Goods)	32,784
2,900	JVC Kenwood Corp. (Consumer Durables & Apparel)*	12,940
2,300	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	24,146
6,000	Kamei Corp. (Capital Goods)	91,588
1,000	Kamigumi Co. Ltd. (Transportation)	8,303
30,000	Kaneka Corp. (Materials)	181,986
19,300	Kao Corp. (Household & Personal Products)	508,945
1,200	KAWADA TECHNOLOGIES, Inc. (Capital Goods)	17,895
46,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	102,255
52	KDDI Corp. (Telecommunication Services)	338,341
14,000	Kinki Sharyo Co. Ltd. (Capital Goods)	53,607
62,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	807,311
95,000	Kobe Steel Ltd. (Materials)	155,351
900	Kohnan Shoji Co. Ltd. (Retailing)	14,296
5,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	44,119
1,700	Konishi Co. Ltd. (Materials)	23,360
1,200	KRS Corp. (Transportation)	12,579

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
5,000	Kyokuto Boeki Kaisha Ltd. (Capital Goods)*	$11,908
900	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	8,929
3,000	Kyorin Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	57,007
6,500	Kyushu Electric Power Co., Inc. (Utilities)	92,798
700	Maezawa Kyuso Industries Co. Ltd. (Capital Goods)	10,321
6,000	Makino Milling Machine Co. Ltd. (Capital Goods)	51,914
2,800	Mandom Corp. (Household & Personal Products)	70,354
6,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	23,311
5,900	Maruichi Steel Tube Ltd. (Materials)	138,332
800	Maruka Machinery Co. Ltd. (Capital Goods)	8,148
114,000	Mazda Motor Corp. (Automobiles & Components)*	201,934
3,000	Mito Securities Co. Ltd. (Diversified Financials)	8,312
45,500	Mitsubishi Chemical Holdings Corp. (Materials)	244,825
48,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	240,882
970	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	42,888
11,000	Mitsuboshi Belting Co. Ltd. (Capital Goods)	61,095
17,000	Mitsui & Co. Ltd. (Capital Goods)	280,573
33,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	57,784
45,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	127,992
1,200	Miyachi Corp. (Capital Goods)	10,464
86	Monex Group, Inc. (Diversified Financials)	18,989
1,200	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	28,794
4,000	Nakayo Telecommunications, Inc. (Technology Hardware & Equipment)	17,428
10,600	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	153,771
600	NEC Capital Solutions Ltd. (Capital Goods)	9,968
3,200	NET One Systems Co. Ltd. (Software & Services)	39,211
3,300	Neturen Co. Ltd. (Materials)	30,546
5,000	Nichiban Co. Ltd. (Commercial & Professional Services)	16,365
1,900	Nihon Eslead Corp. (Consumer Durables & Apparel)	19,487
2,500	Nintendo Co. Ltd. (Software & Services)	379,712

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
10	Nippon Building Fund, Inc. (REIT)	$95,197
14,000	Nippon Chemical Industrial Co. Ltd. (Materials)	24,159
18,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	158,408
113,000	Nippon Express Co. Ltd. (Transportation)	443,553
2,000	Nippon Hume Corp. (Capital Goods)	9,007
1,000	Nippon Pillar Packing Co. Ltd. (Materials)	8,699
2,000	Nippon Seisen Co. Ltd. (Capital Goods)	10,351
5,500	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	249,283
29,000	Nippon Yusen Kabushiki Kaisha (Transportation)	91,873
236,700	Nissan Motor Co. Ltd. (Automobiles & Components)	2,545,007
5,000	Nissin Corp. (Transportation)	13,278
2,300	Nissin Kogyo Co. Ltd. (Automobiles & Components)	37,708
1,000	NKSJ Holdings, Inc. (Insurance)	22,529
21,000	NOF Corp. (Materials)	102,424
6,400	Nomura Holdings, Inc. (Diversified Financials)	28,526
1,300	Nomura Real Estate Holdings, Inc. (Real Estate)	23,114
20	Nomura Real Estate Office Fund, Inc. (REIT)	119,396
1,700	NS Solutions Corp. (Software & Services)	32,998
23,000	NSK Ltd. (Capital Goods)	179,065
170	NTT DoCoMo, Inc. (Telecommunication Services)	282,727
3,500	Obara Group, Inc. (Capital Goods)	47,793
4,100	Olympus Corp. (Health Care Equipment & Services)*	67,352
89,000	Osaka Gas Co. Ltd. (Utilities)	357,244
5,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	163,045
10,000	Pacific Metals Co. Ltd. (Materials)*	55,335
400	Panasonic Electric Works Information systems Co. Ltd. (Software & Services)	10,736
6,200	Riken Keiki Co. Ltd. (Technology Hardware & Equipment)	45,627
11,000	Ryobi Ltd. (Capital Goods)	41,982
18,000	Sanden Corp. (Automobiles & Components)	59,338
4,300	Sankyo Seiko Co. Ltd. (Retailing)	14,988
10,000	Sanyo Special Steel Co. Ltd. (Materials)	54,535
24,000	Sapporo Hokuyo Holdings, Inc. (Banks)	88,949

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
4,100	Satori Electric Co. Ltd. (Technology Hardware & Equipment)	$24,797
5,100	SCSK Corp. (Software & Services)	81,045
1,700	Seiren Co. Ltd. (Consumer Durables & Apparel)	11,349
3,000	Shikoku Electric Power Co., Inc. (Utilities)	84,640
8,000	Shinmaywa Industries Ltd. (Capital Goods)	39,982
14,800	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	205,491
9,000	Shizuoka Gas Co. Ltd. (Utilities)	64,542
220	SKY Perfect JSAT Holdings, Inc. (Media)	97,374
9,900	Softbank Corp. (Telecommunication Services)	294,735
82,100	Sumitomo Corp. (Capital Goods)	1,193,461
123,700	Sumitomo Electric Industries Ltd. (Capital Goods)	1,712,848
6,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	33,573
59,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,982,554
8,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	47,621
1,400	Sun-Wa Technos Corp. (Technology Hardware & Equipment)	14,074
2,100	T&D Holdings, Inc. (Insurance)	24,519
2,100	Tachibana Eletech Co. Ltd. (Technology Hardware & Equipment)	19,516
1,000	Taihei Dengyo Kaisha Ltd. (Capital Goods)	8,177
2,400	Takara Leben Co. Ltd. (Real Estate)	22,752
46,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,066,580
3,000	Tayca Corp. (Materials)	10,718
9,000	TBK Co. Ltd. (Automobiles & Components)	61,953
39,000	Teijin Ltd. (Materials)	131,883
10,000	The Bank of Yokohama Ltd. (Banks)	50,287
7,000	The Chiba Bank Ltd. (Banks)	44,848
3,500	The Chugoku Electric Power Co., Inc. (Utilities)	65,192
112	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	156,467
58,000	The Gunma Bank Ltd. (Banks)	311,565
11,000	The Hachijuni Bank Ltd. (Banks)	65,091
12,000	The Higashi-Nippon Bank Ltd. (Banks)	27,802
3,000	The Higo Bank Ltd. (Banks)	17,830
11,100	The Kansai Electric Power Co., Inc. (Utilities)	172,096

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
8,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	$49,389
47,000	The Nishi-Nippon City Bank Ltd. (Banks)	133,090
6,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	24,845
5,000	Toagosei Co. Ltd. (Materials)	23,167
5,100	Tohoku Electric Power Co., Inc. (Utilities)*	58,332
39,500	Tokio Marine Holdings, Inc. (Insurance)	1,093,406
6,000	Toko Electric Corp. (Capital Goods)	26,517
6,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	397,884
3,000	Tokyo Tekko Co. Ltd. (Materials)	11,122
400	Tomen Devices Corp. (Technology Hardware & Equipment)	10,270
2,300	TOMONY Holdings, Inc. (Banks)	11,210
9,000	Tonami Holdings Co. Ltd. (Transportation)	20,387
3,000	Topre Corp. (Automobiles & Components)	31,631
61,000	Tosoh Corp. (Materials)	171,060
1,700	Towa Corp. (Semiconductors & Semiconductor Equipment)	9,358
800	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	39,826
26,600	Toyota Motor Corp. (Automobiles & Components)	1,157,422
2,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	17,724
1,000	Tsurumi Manufacturing Co. Ltd. (Capital Goods)	8,164
1,600	West Japan Railway Co. (Transportation)	64,393
2,000	Wood One Co. Ltd. (Materials)	8,762
1,300	Y A C Co. Ltd. (Semiconductors & Semiconductor Equipment)	10,636
1,390	Yamada Denki Co. Ltd. (Retailing)	87,300
4,100	Yamatake Corp. (Technology Hardware & Equipment)	91,090
6,000	YASKAWA Electric Corp. (Technology Hardware & Equipment)	56,832
24	Zappallas, Inc. (Software & Services)	30,922

		31,082,372

Liechtenstein — 0.0%
399	Verwaltungs-und Privat-Bank AG (Diversified Financials)	33,880

Luxembourg — 0.5%
4,783	APERAM (Materials)	88,699
27,186	ArcelorMittal (Materials)	520,433

Shares	Description	Value
Common Stocks — (continued)
Luxembourg — (continued)
615	RTL Group SA (Media)	$65,577

		674,709

Mexico — 0.1%
3,759	Fresnillo PLC (Materials)	96,387

Netherlands — 4.2%
13,941	ASML Holding NV (Semiconductors & Semiconductor Equipment)	698,463
8,917	Heineken Holding NV (Food, Beverage & Tobacco)	417,531
55,495	ING Groep NV CVA (Diversified Financials)*	462,166
97,863	Koninklijke Ahold NV (Food & Staples Retailing)	1,355,995
4,316	Koninklijke KPN NV (Telecommunication Services)	47,491
2,928	Royal Dutch Shell PLC Class A (Energy)	102,410
46,842	Royal Dutch Shell PLC Class A (Energy)	1,641,148
36,076	Royal Dutch Shell PLC Class B (Energy)	1,270,502
6,343	Unilever NV CVA (Food, Beverage & Tobacco)	215,817
770	Vastned Retail NV (REIT)	40,445

		6,251,968

New Zealand — 0.1%
9,938	Sky Network Television Ltd. (Media)	42,165
48,834	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	97,104

		139,269

Norway — 1.0%
935	Aker ASA Class A (Diversified Financials)	30,583
9,195	Aker Solutions ASA (Energy)	155,715
3,085	Atea ASA (Software & Services)	37,229
4,254	Fred Olsen Energy ASA (Energy)	166,981
12,999	Norsk Hydro ASA (Materials)	70,910
18,374	Statoil ASA (Energy)	498,709
149,000	STX OSV Holdings Ltd. (Capital Goods)	209,381
11,453	Telenor ASA (Telecommunication Services)	212,616
4,805	TGS Nopec Geophysical Co. ASA (Energy)	131,959

		1,514,083

Portugal — 0.3%
382,828	Banco Comercial Portugues SA Class R (Banks)*	71,029
46,617	Brisa Auto-Estradas de Portugal SA (Transportation)	165,871
29,813	Cimpor Cimentos de Portugal SGPS SA (Materials)	198,678

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Portugal — (continued)
14,286	EDP — Energias de Portugal SA (Utilities)	$41,555

		477,133

Singapore — 1.5%
87,000	CapitaCommercial Trust (REIT)	84,465
36,000	Cityspring Infrastructure Trust (Utilities)	11,038
49,000	ComfortDelgro Corp. Ltd. (Transportation)	60,803
55,596	DBS Group Holdings Ltd. (Banks)	628,205
65,000	Fortune Real Estate Investment Trust (REIT)	34,685
4,000	Genting Singapore PLC (Consumer Services)*	5,427
39,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	24,370
5,000	Jardine Cycle & Carriage Ltd. (Retailing)	192,354
5,100	Keppel Corp. Ltd. (Capital Goods)	44,573
2,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	14,197
9,000	SembCorp Industries Ltd. (Capital Goods)	37,779
17,000	Singapore Airlines Ltd. (Transportation)	145,788
2,000	Singapore Press Holdings Ltd. (Media)	6,234
3,000	Singapore Technologies Engineering Ltd. (Capital Goods)	7,759
146,000	Singapore Telecommunications Ltd. (Telecommunication Services)	366,526
25,000	UMS Holdings Ltd. (Semiconductors & Semiconductor Equipment)	9,555
8,000	United Overseas Bank Ltd. (Banks)	116,832
93,000	UOL Group Ltd. (Real Estate)	350,779
1,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	6,797
25,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	97,890

		2,246,056

Spain — 2.9%
30,770	Amadeus IT Holding SA Class A (Software & Services)	581,245
267,973	Banco Santander SA (Banks)	2,060,727
58,606	Bankia SA (Banks)*(a)	212,290
7,782	Bankinter SA (Banks)	40,860
19,143	Endesa SA (Utilities)	381,544
42,523	Repsol YPF SA (Energy)	1,068,957

		4,345,623

Sweden — 3.0%
22,530	Hennes & Mauritz AB Class B (Retailing)	814,444
3,089	Industrial & Financial Systems AB Class B (Software & Services)	48,442

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
1,860	Investment AB Oresund (Diversified Financials)*	$29,940
4,240	Kinnevik Investment AB Class B (Diversified Financials)	98,644
1,725	Lundin Petroleum AB (Energy)*	36,998
9,964	Saab AB Class B (Capital Goods)	185,946
9,620	Skandinaviska Enskilda Banken AB Class A (Banks)	68,362
64,111	Swedish Match AB (Food, Beverage & Tobacco)	2,551,262
41,008	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	424,327
17,877	Trelleborg AB Class B (Capital Goods)	186,672
3,094	Volvo AB Class A (Capital Goods)	45,001

		4,490,038

Switzerland — 8.6%
17,450	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	637,933
24,746	Adecco SA (Registered) (Commercial & Professional Services)*	1,296,099
3,094	Baloise Holding AG (Registered) (Insurance)	249,150
320	Bucher Industries AG (Registered) (Capital Goods)	67,828
11,601	Credit Suisse Group AG (Registered) (Diversified Financials)*	330,648
551	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	402,109
281	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	62,162
136	Intershop Holdings (Real Estate)	49,717
21,589	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,195,117
21,821	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	193,454
3,151	PSP Swiss Property AG (Registered) (Real Estate)*	279,919
361	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	66,388
23,850	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,150,624
807	Schweizerische National-Versicherungs-Gesellschaft AG (Registered) Class V (Insurance)	31,960
89	SGS SA (Registered) (Commercial & Professional Services)	173,075

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
562	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$57,779
21,675	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	177,460
3,822	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	31,330
8,153	Swiss Life Holding AG (Registered) (Insurance)*	970,198
66,712	UBS AG (Registered) (Diversified Financials)*	934,953
36	Vetropack Holding AG (Materials)	70,668
147	Walter Meier AG (Registered) (Capital Goods)	35,852
28,146	Xstrata PLC (Materials)	482,193
2,710	Zurich Financial Services AG (Insurance)*	728,385

		12,675,001

United Kingdom — 19.3%
25,776	African Barrick Gold PLC (Materials)	158,462
13,236	Aggreko PLC (Commercial & Professional Services)	476,618
20,350	AMEC PLC (Energy)	361,026
15,267	Anglo American PLC (Materials)	572,260
14,582	Antofagasta PLC (Materials)	269,471
45,202	Ashtead Group PLC (Capital Goods)	187,205
18,541	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	824,115
52,831	Aviva PLC (Insurance)	280,416
45,225	BAE Systems PLC (Capital Goods)	217,054
381,146	Barclays PLC (Banks)	1,436,333
44,653	Barratt Developments PLC (Consumer Durables & Apparel)*	100,731
8,071	Berendsen PLC (Commercial & Professional Services)	67,399
47,938	BG Group PLC (Energy)	1,111,523
6,220	BHP Billiton PLC (Materials)	190,625
57,984	Bodycote PLC (Capital Goods)	358,380
62,536	BP PLC ADR (Energy)	2,814,120
13,440	British American Tobacco PLC (Food, Beverage & Tobacco)	677,035
4,414	Concentric AB (Capital Goods)*	35,666
3,590	Cranswick PLC (Food, Beverage & Tobacco)	46,205
1,662	Croda International PLC (Materials)	55,976
6,488	Diageo PLC (Food, Beverage & Tobacco)	156,204
133,516	Drax Group PLC (Utilities)	1,162,696
40,746	Elementis PLC (Materials)	120,279
91,849	Eurasian Natural Resources Corp. PLC (Materials)	872,449

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
23,168	GKN PLC (Automobiles & Components)	$76,430
34,479	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,548,452
9,621	Go-Ahead Group PLC (Transportation)	191,804
9,903	Greene King PLC (Consumer Services)	81,234
11,988	Hammerson PLC (REIT)	79,727
30,981	Homeserve PLC (Commercial & Professional Services)	115,744
209,913	HSBC Holdings PLC (Banks)	1,864,492
16,082	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	652,379
69,965	Intermediate Capital Group PLC (Diversified Financials)	324,076
48,571	J Sainsbury PLC (Food & Staples Retailing)	241,716
13,291	John Wood Group PLC (Energy)	152,404
22,188	Land Securities Group PLC (REIT)	256,465
73,101	Legal & General Group PLC (Insurance)	152,893
41,976	Marks & Spencer Group PLC (Retailing)	254,390
36,581	Mondi PLC (Materials)	345,500
11,234	Morgan Crucible Co. PLC (Capital Goods)	57,887
13,912	Pearson PLC (Media)	259,309
20,834	Persimmon PLC (Consumer Durables & Apparel)	213,554
1,108	Randgold Resources Ltd. (Materials)	96,777
5,250	Reckitt Benckiser Group PLC (Household & Personal Products)	297,034
2,478	Renishaw PLC (Technology Hardware & Equipment)	52,749
211,177	Resolution Ltd. (Insurance)	882,274
19,789	Rio Tinto PLC (Materials)	1,096,849
25,156	Standard Chartered PLC (Banks)	628,187
118,444	Tate & Lyle PLC (Food, Beverage & Tobacco)	1,335,801
5,365	Tetragon Financial Group Ltd. (Diversified Financials)	38,080
10,033	The Sage Group PLC (Software & Services)	48,034
11,896	Tullow Oil PLC (Energy)	290,757
21,912	Unilever PLC (Food, Beverage & Tobacco)	722,930
2,700	Victrex PLC (Materials)	58,293
86,255	Vodafone Group PLC ADR (Telecommunication Services)(b)	2,386,676
248,255	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,183,437

		28,538,582

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United States — 0.0%
3,525	Sims Metal Management Ltd. (Materials)	$53,845

TOTAL COMMON STOCKS		$143,810,398

Investment Companies — 0.1%
Australia — 0.0%
8,391	Challenger Infrastructure Fund Class A	$10,250

Italy — 0.1%
1,541	Exor SpA	30,322

Switzerland — 0.0%
542	HBM BioVentures AG Class A*	24,909

TOTAL INVESTMENT COMPANIES		$65,481

		Expiration
Units	Description	Month	Value
Right* — 0.0%
Australia — 0.0%
5,382	Beach Energy Ltd. (Energy)	04/12	$395

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$143,876,274

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 0.9%
Goldman Sachs Financial Square Money Market Fund — FST Shares
1,342,103	0.201%	$1,342,103

TOTAL INVESTMENTS — 98.1%		$145,218,377

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		2,834,515

NET ASSETS — 100.0%		$148,052,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2012, the Fund had the following futures contracts:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

EURO STOXX 50 Index	52	June 2012	$1,670,699	$(56,902)
FTSE 100 Index	8	June 2012	733,147	(21,825)
SPI 200 Index	2	June 2012	225,038	4,216
TSE TOPIX Index	7	June 2012	724,780	25,230

TOTAL				$(49,281)

TAX INFORMATION — At March 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$142,054,762

Gross unrealized gain	9,921,545
Gross unrealized loss	(6,757,930)

Net unrealized security gain	$3,163,615

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value. Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     Debt securities for which market quotations are readily available are valued on the basis of quotations supplied by dealers or furnished by an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.
     If quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of March 31, 2012:
U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,015,463,766	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$250,451	$—	$—

Liabilities
Written Options	$(10,312,050)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$26,331,917	$338,432,735 (b)	$—

Derivative Type

Assets(a)
Futures Contracts	$29,233	$—	$—

Liabilities(a)
Futures Contracts	$(236,816)	$—	$—
Written Options	(2,123,010)	—	—

Total	$(2,359,826)	$—	$—

STRUCTURED TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$320,346,828	$—	$—
Securities Lending Reinvestment Vehicle	4,467,700	—	—

Total	$324,814,528	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$546	$—	$—

Liabilities(a)
Futures Contracts	$(4,846)	$—	$—

STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$7,397,567	$136,478,707 (b)	$—
Securities Lending Reinvestment Vehicle	1,342,103	—	—

Total	$8,739,670	$136,478,707	$—

Derivative Type

Assets(a)
Futures Contracts	$29,446	$—	$—

Liabilities(a)
Futures Contracts	$(78,727)	$—	$—

(a) Amount shown represents unrealized gain (loss) at period end.

(b) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended March 31, 2012, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of March 31, 2012. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets(a)	Liabilities

U.S. Equity Dividend and Premium	Equity	$250,451	$(10,312,050)

International Equity Dividend and Premium	Equity	29,233	(2,359,826	)(a)

Structured Tax-Managed Equity	Equity	546	(4,846	)(a)

Structured International Tax-Managed Equity	Equity	29,446	(78,727	)(a)

(a) Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. The Funds’ maximum exposure to purchased options is limited to the premium initially paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sell) S&P 500 Index, MSCI EAFE Index or related exchange traded fund (“ETF”) call options, they receive cash but limit their opportunity to profit from an increase in the market value of the applicable index beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly underperform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining or relatively flat markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.
     Both the Funds and GSAL received compensation relating to the lending of the Fund’s securities.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2012 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 29, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	May 29, 2012

* Print the name and title of each signing officer under his or her signature.